Shareholders' Equity - Additional Information (Details)				3 Months Ended	12 Months Ended
	Aug. 20, 2020 USD ($) shares	Aug. 11, 2020 USD ($) shares	Mar. 12, 2020 $ / shares shares	Mar. 31, 2021 £ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares	Aug. 20, 2020 £ / shares	Aug. 11, 2020 £ / shares	Dec. 31, 2019 £ / shares
Class Of Stock [Line Items]
Ordinary shares, authorized | shares					160,000,000		160,000,000
Ordinary shares, par value								£ 0.00001	£ 0.00001
Common stock, voting rights					Each holder of ordinary shares is entitled to one vote per ordinary share	Each holder of ordinary shares is entitled to one vote per ordinary share
Dividends declared or paid | $					$ 0
Issuance of shares, Shares | shares			114,726
Proceeds from sale of shares					$ 9,297	£ 7,211
Newly issued shares, nominal value per share								1.00
Common stock, conversion basis					different classes of shares were converted into a single class of ordinary shares	different classes of shares were converted into a single class of ordinary shares
Reverse split, description					1-for-0.159 reverse split	1-for-0.159 reverse split
Reverse split, ratio					6.289	6.289	6.289
Asset purchase agreement date			Aug. 27, 2015
Issuance of ordinary par value | $ / shares			$ 0.00001
Exercise price of warrants | $ / shares			$ 0.06
Warrants outstanding | $					$ 0		$ 0
Deferred shares voting rights					no	no
Deferred shares conversion rights					no conversion rights	no conversion rights
American Depository Shares
Class Of Stock [Line Items]
Proceeds from sale of shares | $	$ 161,800,000
Underwriting discounts, commissions and offering expense | $	$ 12,500,000
American Depository Shares | IPO
Class Of Stock [Line Items]
Issuance of shares, Shares | shares		8,823,529
Ordinary shares, price per share											£ 18.00
Proceeds from sale of shares | $		$ 147,700,000
American Depository Shares | Overallotment Options to Underwriters
Class Of Stock [Line Items]
Issuance of shares, Shares | shares	1,128,062
Ordinary shares, price per share										£ 18.00
Proceeds from sale of shares | $	$ 18,900,000
Deferred Shares
Class Of Stock [Line Items]
Deferred shares, par value								0.00001	0.00001			£ 0.00001
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares, par value								0.001	0.001			0.001
Deferred share, nominal value								0.99999
DEFERRED SHARES £100,000 PAR VALUE
Class Of Stock [Line Items]
Deferred shares, par value				£ 0.001
Number of deferred shares cancelled | shares				100,000,000
Number of remaining deferred shares cancelled | shares				23,638,835
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares, par value								£ 100,000	£ 100,000			£ 100,000
Deferred share, nominal value				£ 100,000
Deferred Shares of £0.00001 Par Value
Class Of Stock [Line Items]
Deferred shares, par value				£ 0.00001
Number of deferred shares cancelled | shares				144,500,094